CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Commission fee from a related party	¥ 631	¥ 7,731	¥ 2,087
Collection service fee from a related party	¥ 16,177	¥ 20,493	¥ 28,645